NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of non-controlling interest

(In thousands)	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2022	$44,701	(472)	$44,229
Net income (loss) attributable to non-controlling interest	123	(178)	(55)
Purchase of non-controlling interest pursuant to Share Exchange Agreement	(44,824)	—	(44,824)
Non-controlling interest as of March 31, 2023	—	(650)	(650)
Net loss attributable to non-controlling interest	—	(43)	(43)
Non-controlling interest as of March 31, 2024	$—	(693)	(693)